Share-based payments - Former Chief Executive Officer Grant - Reconciliation of outstanding awards (Details) € in Thousands, shares in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022 Option	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 shares	Dec. 31, 2021 Option	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 shares	Dec. 31, 2020 Option	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 shares
Share-based payments
Exercised during the period | Option					(557,171)
Number of share options not exercised	100,000
Former Chief Executive Officer Grant
Share-based payments
Outstanding at the beginning of the period		6,426,365	349,424		7,951,265	906,595		7,305,838	745,236
Granted during the period								658,735	267,822
Forfeiteded during the period		(34,859)	(99,696)					(13,308)	(106,462)
Exercised during the period		(777,260)	(147,620)		(1,524,900)	(557,171)
Outstanding at the end of the period		5,614,246	102,108		6,426,365	349,424		7,951,265	906,595
Thereof vested				59,942			88,464			420,595
Thereof exercisable				59,942			88,464			0